Long Term Investments (Details Narrative) ¥ in Thousands, $ in Millions	Dec. 31, 2020	Apr. 03, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 29, 2019 USD ($)	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 USD ($)
Tantech [Member]
Equity Method Investment, Ownership Percentage	18.00%		18.00%
Libo Haokun
Amount of investment						$ 16.9
Equity Method Investment, Ownership Percentage						18.00%
Represents the information pertaining to Fuquan Chengwang.
Amount of investment		$ 6.5		$ 6.5
Equity Method Investment, Ownership Percentage		14.76%	100.00%	18.00%	18.00%
Value of the mining rights | ¥			¥ 257,350		¥ 257,350
Represents the information pertaining to Jingning Zhonggang.
Equity Method Investment, Ownership Percentage			82.00%
Jingning Meizhongkuang Industry Co., Ltd
Equity Method Investment, Ownership Percentage	18.00%	18.00%	18.00%	18.00%	18.00%